Basis of Presentation (Details)		12 Months Ended
	Feb. 10, 2015	Mar. 31, 2020
Portage Glasgow Ltd [Member]
Statements [Line Items]
Proportion of ownership interest in subsidiary		65.00%
Non-controlling interest		35.00%
United Kingdom based immune-oncology [Member]
Statements [Line Items]
Proportion of ownership interest in subsidiary	60.49%
Saugatuck [Member]
Statements [Line Items]
Proportion of ownership interest in subsidiary		70.00%
Non-controlling interest		30.00%
IOX [Member]
Statements [Line Items]
Proportion of ownership interest in subsidiary		39.51%